UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225
                                                      --------

                        OPPENHEIMER QUEST FOR VALUE FUNDS
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                      Date of reporting period: 04/30/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   12.9%
--------------------------------------------------------------------------------
Media                                                                       8.3
--------------------------------------------------------------------------------
Tobacco                                                                     4.6
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.4
--------------------------------------------------------------------------------
Capital Markets                                                             4.3
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.8
--------------------------------------------------------------------------------
Biotechnology                                                               3.4
--------------------------------------------------------------------------------
Commercial Banks                                                            3.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             2.9
--------------------------------------------------------------------------------
Insurance                                                                   2.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         6.2%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             4.0
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              3.5
--------------------------------------------------------------------------------
UBS AG                                                                      3.4
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              3.4
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.9
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.1
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                                      2.0
--------------------------------------------------------------------------------
United Technologies Corp.                                                   1.8
--------------------------------------------------------------------------------
Nestle SA                                                                   1.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                                        72.7%
Cash Equivalents                              25.6
Bonds and Notes                                1.1
Convertible Corporate Bonds and Notes          0.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (11/1/06)    (4/30/07)    APRIL 30, 2007
--------------------------------------------------------------------------------
Class A Actual                         $1,000.00    $1,100.70    $ 7.26
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00     1,017.90      6.98
--------------------------------------------------------------------------------
Class B Actual                          1,000.00     1,096.60     11.29
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00     1,014.08     10.84
--------------------------------------------------------------------------------
Class C Actual                          1,000.00     1,096.30     11.18
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00     1,014.18     10.74
--------------------------------------------------------------------------------
Class N Actual                          1,000.00     1,098.70      9.09
--------------------------------------------------------------------------------
Class N Hypothetical                    1,000.00     1,016.17      8.74
--------------------------------------------------------------------------------
Class Y Actual                          1,000.00     1,101.30      6.43
--------------------------------------------------------------------------------
Class Y Hypothetical                    1,000.00     1,018.70      6.18

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.39%
-------------------------------
Class B               2.16
-------------------------------
Class C               2.14
-------------------------------
Class N               1.74
-------------------------------
Class Y               1.23

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--72.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
Liberty Media
Holding Corp.-
Interactive, Series A 1                                  724,550   $ 18,135,487
--------------------------------------------------------------------------------
MEDIA--8.3%
Liberty Global, Inc.,
Series A 1                                             1,435,422     51,517,296
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                             1,473,428     49,227,229
--------------------------------------------------------------------------------
Liberty Media
Holding Corp.-
Capital, Series A 1                                      180,910     20,437,403
                                                                   -------------
                                                                    121,181,928

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Office Depot, Inc. 1                                     426,200     14,328,844
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale
Corp.                                                    540,800     28,970,656
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
ConAgra Foods, Inc.                                      259,400      6,376,052
--------------------------------------------------------------------------------
Nestle SA                                                 64,931     25,640,587
                                                                   -------------
                                                                     32,016,639

--------------------------------------------------------------------------------
TOBACCO--4.6%
Altria Group, Inc.                                       625,600     43,116,352
--------------------------------------------------------------------------------
Loews Corp./
Carolina Group                                           326,400     24,979,392
                                                                   -------------
                                                                     68,095,744

--------------------------------------------------------------------------------
ENERGY--3.8%
--------------------------------------------------------------------------------
OIL & GAS--3.8%
BP plc, ADR                                              143,900      9,687,348
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        311,900     24,758,622
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                       56,500      6,020,640
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                                  147,600     14,941,548
                                                                   -------------
                                                                     55,408,158

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--12.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.3%
E*TRADE Financial
Corp. 1                                                  627,100   $ 13,846,368
--------------------------------------------------------------------------------
UBS AG                                                   768,080     49,773,883
                                                                   -------------
                                                                     63,620,251

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Wachovia Corp.                                           552,800     30,702,512
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        495,600     17,787,084
                                                                   -------------
                                                                     48,489,596

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.2%
Capital One
Financial Corp.                                          242,100     17,978,346
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America
Corp.                                                    173,300      8,820,970
--------------------------------------------------------------------------------
INSURANCE--2.7%
Everest Re Group
Ltd.                                                     181,900     18,306,416
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                              247,000      9,013,030
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                            337,300     11,542,406
                                                                   -------------
                                                                     38,861,852

--------------------------------------------------------------------------------
HEALTH CARE--7.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
Amgen, Inc. 1,2                                          226,300     14,514,882
--------------------------------------------------------------------------------
deCODE genetics,
Inc. 1                                                   555,100      2,076,074
--------------------------------------------------------------------------------
Human Genome
Sciences, Inc. 1                                         749,800      8,075,346
--------------------------------------------------------------------------------
Orexigen
Therapeutics, Inc. 1                                     484,880      6,812,564
--------------------------------------------------------------------------------
Vanda
Pharmaceuticals,
Inc. 1                                                   827,760     17,805,118
                                                                   -------------
                                                                     49,283,984


                  14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Boston Scientific
Corp. 1                                                  471,800   $  7,284,592
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
WellPoint, Inc. 1                                        177,700     14,032,969
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
Medicines Co. (The) 1                                    225,100      5,127,778
--------------------------------------------------------------------------------
Novartis AG, ADR                                         256,700     14,911,703
--------------------------------------------------------------------------------
Sanofi-Aventis SA,
ADR                                                      477,500     21,898,150
                                                                   -------------
                                                                     41,937,631

--------------------------------------------------------------------------------
INDUSTRIALS--6.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                               235,000     21,855,000
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA,
ADR                                                       97,000      4,550,270
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                                  230,200      4,804,274
--------------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                                  211,550      6,691,327
--------------------------------------------------------------------------------
United Technologies
Corp.                                                    401,400     26,945,982
                                                                   -------------
                                                                     64,846,853

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Siemens AG,
Sponsored ADR                                            148,000     17,903,560
--------------------------------------------------------------------------------
MACHINERY--0.5%
Navistar International
Corp. 1                                                  133,700      7,424,361
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc. 1                                    553,900     14,811,286
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           111,500      4,883,700
                                                                   -------------
                                                                     19,694,986

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Hutchinson
Technology, Inc. 1                                        54,757      1,040,383
--------------------------------------------------------------------------------
International Business
Machines Corp.                                           142,800     14,595,588
                                                                   -------------
                                                                     15,635,971

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1                                             419,900     14,251,406
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                           168,100      4,713,524
                                                                   -------------
                                                                     18,964,930

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--1.7%
Texas Instruments, Inc.                                  714,700     24,564,239
--------------------------------------------------------------------------------
SOFTWARE--12.9%
Compuware Corp. 1                                        462,800      4,567,836
--------------------------------------------------------------------------------
Microsoft Corp. 3                                      1,950,400     58,394,976
--------------------------------------------------------------------------------
Novell, Inc. 1                                         2,036,300     14,864,990
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                         784,600     21,702,036
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,4                                     4,722,550     90,531,284
                                                                   -------------
                                                                    190,061,122

--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                      65,010      3,896,699
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Texas Industries, Inc.                                    72,600      5,529,942
--------------------------------------------------------------------------------
Vulcan Materials Co.                                      51,800      6,406,106
                                                                   -------------
                                                                     11,936,048

--------------------------------------------------------------------------------
METALS & MINING--1.1%
Companhia Vale
do Rio Doce,
Sponsored ADR                                            307,700     10,520,263
--------------------------------------------------------------------------------
Usinas Siderurgicas
de Minas Gerais SA                                       100,000      5,563,488
                                                                   -------------
                                                                     16,083,751


                  15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--2.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Reliant Energy, Inc. 1                                 650,600   $   14,488,862
--------------------------------------------------------------------------------
ENERGY TRADERS--1.7%
AES Corp. (The) 1                                      903,600       19,870,164
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                  624,500        5,876,544
                                                                 ---------------
                                                                     25,746,708
                                                                 ---------------
Total Common Stocks
(Cost $872,503,596)                                               1,059,695,737

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.6%
--------------------------------------------------------------------------------
Conseco, Inc., 3.50%
Cv. Sr. Unsec. Bonds,
9/30/35 5
(Cost $8,802,848)                                   $9,000,000   $    8,662,500

--------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
--------------------------------------------------------------------------------
Fhu-Jin Ltd.
Catastrophe Linked
Nts., Cl. B, 9.26%,
8/10/11 5,6                                          3,000,000        3,069,360
--------------------------------------------------------------------------------
Successor Cal Quake
Parametric Ltd.
Catastrophe Linked
Nts., Cl. A-I, 12.596%,
6/6/08 5,7                                           3,000,000        3,038,250

                                                     PRINCIPAL            VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Successor Euro Wind
Ltd. Catastrophe
Linked Nts., Cl. A-I,
10.596%, 6/6/08 5,7                                 $3,000,000   $    3,027,750
--------------------------------------------------------------------------------
Successor Hurricane
Modeled Ltd.
Catastrophe Linked
Nts., Cl. B-I, 15.996%,
12/6/07 5,7                                          3,000,000        2,989,350
--------------------------------------------------------------------------------
Successor Japan
Quake Ltd.
Catastrophe Linked
Nts., Series A-I, 9.596%,
6/6/08 5,6                                           3,000,000        3,040,050
                                                                 ---------------
Total Structured Notes
(Cost $15,000,000)                                                   15,164,760

                                                        SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--25.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.21% 4,8,9
(Cost $373,267,718)                                373,267,718   $  373,267,718

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,269,574,162)                                     99.2%   1,456,790,715
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.8       11,238,043
                                                   -----------------------------
NET ASSETS                                               100.0%  $1,468,028,758
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                               SUBJECT TO CALL         DATE      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------
Amgen, Inc.                              1,430      1/21/08        $70   $488,191     $500,500

3. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                   CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                              SUBJECT TO PUT        DATES      PRICE     RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------
Capital One Financial Corp.              500      1/21/08        $65   $  129,996     $102,500
Countrywide Financial Corp.            4,000      1/21/08         25      587,982      280,000
E*TRADE Financial Corp.                2,000      1/21/08         20      223,749      230,000
WellPoint, Inc.                          550      1/21/08         65       61,598       44,000
                                                                       -----------------------
                                                                       $1,003,325     $656,500
                                                                       =======================


                  16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS           SHARES
                                               OCTOBER 31, 2006     ADDITIONS    REDUCTIONS   APRIL 30, 2007
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.21%                                        411,573,319   335,247,956   373,553,557      373,267,718
Take-Two Interactive Software, Inc.                   4,722,550            --            --        4,722,550

                                                                                      VALUE         DIVIDEND
                                                                                 SEE NOTE 1           INCOME
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.21%                                                                   $373,267,718       $9,904,760
Take-Two Interactive Software, Inc.                                              90,531,284               --
                                                                               -----------------------------
                                                                               $463,799,002       $9,904,760
                                                                               =============================

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,109,410 or 0.42% of the Fund's net assets as of April 30, 2007.

7. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2007 was $9,055,350, which represents 0.62% of the Fund's net assets. See Note 8 of accompanying Notes.

8. Rate shown is the 7-day yield as of April 30, 2007.

9. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

                                                                                  SHARES               VALUE
                                                                              SOLD SHORT          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(13.3)% 1
-------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                      (37,660)      $  (5,081,464)
-------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 2                                                                (136,500)         (4,395,300)
-------------------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index-Tracking                                      (1,403,600)       (138,254,600)
-------------------------------------------------------------------------------------------------------------
PowerShares QQQ                                                               (1,043,100)        (47,940,876)
                                                                                               --------------

TOTAL COMMON STOCK SECURITIES SOLD SHORT (PROCEEDS $172,656,430)                               $(195,672,240)
                                                                                               ==============

1. Collateral on short sales was segregated by the Fund in the amount of $302,920,045, which represented 154.81% of the market value of securities sold short. See Note 1 of accompanying Notes.

2. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $794,341,956)                       $  992,991,713
Affiliated companies (cost $475,232,206)                            463,799,002
                                                                 ---------------
                                                                  1,456,790,715
--------------------------------------------------------------------------------
Cash                                                                  5,333,618
--------------------------------------------------------------------------------
Deposits with broker for securities sold short                      172,656,430
--------------------------------------------------------------------------------
Swaps, at value                                                      17,738,264
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     64,359,864
Interest and dividends                                                3,527,939
Other                                                                    92,589
                                                                 ---------------
Total assets                                                      1,720,499,419

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Short positions, at value (proceeds of $172,656,430)--
see accompanying statement of investments                           195,672,240
--------------------------------------------------------------------------------
Options written, at value (premiums received $1,491,516)--
see accompanying statement of investments                             1,157,000
--------------------------------------------------------------------------------
Swaps, at value                                                      34,040,390
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                17,629,268
Shares of beneficial interest redeemed                                2,963,230
Distribution and service plan fees                                      301,532
Transfer and shareholder servicing agent fees                           253,720
Trustees' compensation                                                  229,119
Shareholder communications                                              189,614
Other                                                                    34,548
                                                                 ---------------
Total liabilities                                                   252,470,661

--------------------------------------------------------------------------------
NET ASSETS                                                       $1,468,028,758
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                       $      470,229
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,271,647,121
--------------------------------------------------------------------------------
Accumulated net investment income                                     7,090,874
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                40,564,625
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies            148,255,909
                                                                 ---------------

NET ASSETS                                                       $1,468,028,758
                                                                 ===============


                  18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,143,077,035 and 36,324,685 shares of beneficial interest
outstanding)                                                             $31.47
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                 $33.39
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,299,252 and 4,893,444 shares of beneficial interest
outstanding)                                                             $30.31
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $140,388,580 and 4,645,038 shares of beneficial interest
outstanding)                                                             $30.22
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,903,167 and 673,708 shares of beneficial interest
outstanding)                                                             $31.03
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $15,360,724 and 486,022 shares of beneficial interest
outstanding)                                                             $31.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
-------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes
of $466,347)                                                       $ 7,791,059
Affiliated companies                                                 9,904,760
-------------------------------------------------------------------------------
Interest                                                               980,080
-------------------------------------------------------------------------------
Portfolio lending fees                                               3,122,963
                                                                   ------------
Total investment income                                             21,798,862

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                      6,127,052
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              1,403,589
Class B                                                                764,805
Class C                                                                702,475
Class N                                                                 51,847
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              1,182,821
Class B                                                                142,486
Class C                                                                146,530
Class N                                                                 33,157
Class Y                                                                 26,706
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                151,446
Class B                                                                 49,578
Class C                                                                 18,340
Class N                                                                  1,691
Class Y                                                                     21
-------------------------------------------------------------------------------
Dividends on short sales (net of foreign withholding taxes of
$21,357)                                                               634,177
-------------------------------------------------------------------------------
Trustees' compensation                                                  28,069
-------------------------------------------------------------------------------
Custodian fees and expenses                                             13,412
-------------------------------------------------------------------------------
Administration service fees                                                750
-------------------------------------------------------------------------------
Other                                                                   83,885
                                                                   ------------
Total expenses                                                      11,562,837
Less reduction to custodian expenses                                       (51)
Less waivers and reimbursements of expenses                           (189,939)
                                                                   ------------
Net expenses                                                        11,372,847

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               10,426,015


                  20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                       $ 20,430,224
Closing and expiration of option contracts written                     139,253
Foreign currency transactions                                        1,522,671
Short positions                                                     24,397,840
Swap contracts                                                      (3,070,647)
Net increase from payments by affiliate                                168,673
                                                                  -------------
Net realized gain                                                   43,588,014
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         98,475,066
Translation of assets and liabilities denominated in foreign
currencies                                                             716,895
Option contracts written                                               343,663
Short positions                                                     (9,212,443)
Swap contracts                                                      (3,014,847)
                                                                  -------------
Net change in unrealized appreciation                               87,308,334

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $141,322,363
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS             YEAR
                                                                ENDED            ENDED
                                                       APRIL 30, 2007      OCTOBER 31,
                                                          (UNAUDITED)             2006
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------
Net investment income                                  $   10,426,015   $   17,197,289
---------------------------------------------------------------------------------------
Net realized gain                                          43,588,014       71,658,150
---------------------------------------------------------------------------------------
Net change in unrealized appreciation                      87,308,334       15,039,005
                                                       --------------------------------
Net increase in net assets resulting from operations      141,322,363      103,894,444

---------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                   (14,746,170)     (10,046,614)
Class B                                                      (809,496)              --
Class C                                                      (806,204)              --
Class N                                                      (190,511)        (100,954)
Class Y                                                      (214,516)        (250,160)
                                                       --------------------------------
                                                          (16,766,897)     (10,397,728)
---------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                   (46,068,965)    (175,983,423)
Class B                                                    (6,486,147)     (27,064,716)
Class C                                                    (5,923,151)     (22,974,652)
Class N                                                      (876,741)      (3,378,288)
Class Y                                                      (626,139)      (3,563,267)
                                                       --------------------------------
                                                          (59,981,143)    (232,964,346)

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial
interest transactions:
Class A                                                   (53,127,101)    (127,453,722)
Class B                                                   (17,729,700)     (35,046,955)
Class C                                                    (7,961,758)     (18,827,596)
Class N                                                    (1,454,491)      (2,203,146)
Class Y                                                    (3,140,059)      (7,837,997)
                                                       --------------------------------
                                                          (83,413,109)    (191,369,416)

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------
Total decrease                                            (18,838,786)    (330,837,046)
---------------------------------------------------------------------------------------
Beginning of period                                     1,486,867,544    1,817,704,590
                                                       --------------------------------

End of period (including accumulated net investment
income of $7,090,874 and $13,431,756, respectively)    $1,468,028,758   $1,486,867,544
                                                       ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                            APRIL 30, 2007                                                                OCT. 31,
CLASS A                                        (UNAUDITED)           2006           2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    30.15     $    32.58     $    32.41    $    30.00    $    26.41    $    31.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .24 1          .36 1          .17 1         .07 1         .14           .24
Net realized and unrealized gain (loss)               2.70           1.67           2.27          2.41          3.71         (4.74)
                                                ------------------------------------------------------------------------------------
Total from investment operations                      2.94           2.03           2.44          2.48          3.85         (4.50)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                  (.39)          (.24)          (.04)         (.07)         (.26)         (.39)
Distributions from net realized gain                 (1.23)         (4.22)         (2.23)           --            --            --
                                                ------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.62)         (4.46)         (2.27)         (.07)         (.26)         (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    31.47     $    30.15     $    32.58    $    32.41    $    30.00    $    26.41
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   10.07%          7.00%          7.79%         8.30%        14.70%       (14.60)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $1,143,077     $1,146,503     $1,378,475    $1,459,053    $1,429,157    $1,181,014
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,149,006     $1,238,504     $1,465,797    $1,497,594    $1,292,117    $1,300,422
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.57%          1.22%          0.53%         0.23%         0.53%         0.82%
Total expenses                                        1.42% 4        1.43% 4        1.33%         1.32%         1.44%         1.52%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              1.39%          1.43%          1.28%         1.32%         1.44%         1.52%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%            66%           100%           64%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007     1.45%
      Year Ended October 31, 2006         1.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                            APRIL 30, 2007                                                                OCT. 31,
CLASS B                                        (UNAUDITED)           2006           2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.97       $  31.44       $  31.55      $  29.36      $  25.79      $  30.56
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .12 1          .13 1         (.08) 1       (.17) 1       (.11)          .03
Net realized and unrealized gain (loss)               2.60           1.62           2.20          2.36          3.68         (4.63)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                      2.72           1.75           2.12          2.19          3.57         (4.60)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                  (.15)            --             --            --            --          (.17)
Distributions from net realized gain                 (1.23)         (4.22)         (2.23)           --            --            --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.38)         (4.22)         (2.23)           --            --          (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  30.31       $  28.97       $  31.44      $  31.55      $  29.36      $  25.79
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.66%          6.22%          6.94%         7.46%        13.84%       (15.16)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $148,299       $159,147       $210,856      $278,215      $424,121      $693,380
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $154,485       $178,815       $247,951      $342,847      $527,653      $981,593
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          0.80%          0.47%         (0.27)%       (0.54)%       (0.19)%        0.17%
Total expenses                                        2.19% 4        2.18% 4        2.12%         2.11%         2.20%         2.17%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              2.16%          2.18%          2.07%         2.11%         2.20%         2.17%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%            66%           100%           64%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007     2.22%
      Year Ended October 31, 2006         2.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                            APRIL 30, 2007                                                                OCT. 31,
CLASS C                                        (UNAUDITED)           2006           2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.91       $  31.38       $  31.48      $  29.29      $  25.77      $  30.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .12 1          .13 1         (.07) 1       (.16) 1       (.06)          .05
Net realized and unrealized gain (loss)               2.59           1.62           2.20          2.35          3.63         (4.65)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                      2.71           1.75           2.13          2.19          3.57         (4.60)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                  (.17)            --             --            --          (.05)         (.18)
Distributions from net realized gain                 (1.23)         (4.22)         (2.23)           --            --            --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.40)         (4.22)         (2.23)           --          (.05)         (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  30.22       $  28.91       $  31.38      $  31.48      $  29.29      $  25.77
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.63%          6.23%          6.99%         7.48%        13.88%       (15.16)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $140,389       $141,981       $174,735      $190,426      $205,336      $203,490
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $141,835       $154,404       $187,520      $203,073      $198,226      $245,055
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          0.82%          0.47%         (0.22)%       (0.51)%       (0.19)%        0.18%
Total expenses                                        2.17% 4        2.18% 4        2.08%         2.06%         2.17%         2.16%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              2.14%          2.18%          2.02%         2.06%         2.17%         2.16%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%            66%           100%           64%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007     2.20%
      Year Ended October 31, 2006         2.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                            APRIL 30, 2007                                                                OCT. 31,
CLASS N                                        (UNAUDITED)           2006           2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 29.68        $ 32.12        $ 32.06       $ 29.72       $ 26.21       $ 31.26
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .18 1          .25 1          .05 1        (.05) 1        .09           .49
Net realized and unrealized gain (loss)               2.67           1.66           2.24          2.39          3.65         (5.02)
                                                   ---------------------------------------------------------------------------------
Total from investment operations                      2.85           1.91           2.29          2.34          3.74         (4.53)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                  (.27)          (.13)            --            -- 2        (.23)         (.52)
Distributions from net realized gain                 (1.23)         (4.22)         (2.23)           --            --            --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.50)         (4.35)         (2.23)           --          (.23)         (.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 31.03        $ 29.68        $ 32.12       $ 32.06       $ 29.72       $ 26.21
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    9.87%          6.64%          7.39%         7.89%        14.39%       (14.78)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $20,903        $21,431        $25,539       $26,382       $19,538       $14,843
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $20,975        $24,755        $27,162       $23,702       $17,677       $10,295
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                          1.23%          0.87%          0.17%        (0.15)%        0.23%         0.55%
Total expenses                                        1.77% 5        1.77% 5        1.69%         1.73%         2.14%         1.76%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              1.74%          1.77%          1.64%         1.69%         1.73%         1.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%            66%           100%           64%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007     1.80%
      Year Ended October 31, 2006         1.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                            APRIL 30, 2007                                                                OCT. 31,
CLASS Y                                        (UNAUDITED)           2006           2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 30.28        $ 32.70        $ 32.52       $ 30.11       $ 26.53       $ 31.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .26 1          .41 1          .22 1         .12 1         .20           .56
Net realized and unrealized gain (loss)               2.71           1.69           2.28          2.41          3.72         (4.99)
                                                   ---------------------------------------------------------------------------------
Total from investment operations                      2.97           2.10           2.50          2.53          3.92         (4.43)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                  (.42)          (.30)          (.09)         (.12)         (.34)         (.44)
Distributions from net realized gain                 (1.23)         (4.22)         (2.23)           --            --            --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.65)         (4.52)         (2.32)         (.12)         (.34)         (.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 31.60        $ 30.28        $ 32.70       $ 32.52       $ 30.11       $ 26.53
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   10.13%          7.21%          7.98%         8.42%        14.97%       (14.34)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $15,361        $17,806        $28,100       $30,831       $30,124       $24,458
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $15,699        $23,687        $29,815       $30,649       $27,078       $28,726
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.74%          1.39%          0.69%         0.38%         0.74%         1.17%
Total expenses                                        1.28% 4        1.24% 4        1.17%         1.16%         1.33%         1.34%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                              1.23%          1.23%          1.12%         1.16%         1.23%         1.23%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 22%            66%           100%           64%           63%           73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007     1.31%
      Year Ended October 31, 2006         1.24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


                  28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                  29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                  30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2007, it is estimated that the Fund will utilize $169,405 of capital loss carryforward to offset realized capital gains. During the fiscal year ended October 31, 2006, the Fund did not utilize any of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of October 31, 2006, the Fund had available for federal income tax purposes straddle losses of $169,405.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $9,509 and payments of $12,453 were made to retired trustees, resulting in an accumulated liability of $213,686 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                  31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED APRIL 30, 2007    YEAR ENDED OCTOBER 31, 2006
                                     SHARES            AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                              1,408,299     $  42,904,734      3,156,644   $  92,608,542
Dividends and/or
distributions reinvested          1,935,782        57,666,935      6,108,760     174,466,185
Redeemed                         (5,045,840)     (153,698,770)   (13,548,536)   (394,528,449)
                                 ------------------------------------------------------------
Net decrease                     (1,701,759)    $ (53,127,101)    (4,283,132)  $(127,453,722)
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                                234,662     $   6,908,116        623,703   $  17,563,977
Dividends and/or
distributions reinvested            245,157         7,053,152        939,523      25,949,614
Redeemed                         (1,079,980)      (31,690,968)    (2,775,477)    (78,560,546)
                                 ------------------------------------------------------------
Net decrease                       (600,161)    $ (17,729,700)    (1,212,251)  $ (35,046,955)
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                                160,475     $   4,711,373        397,470   $  11,161,293
Dividends and/or
distributions reinvested            216,369         6,207,620        760,831      20,976,105
Redeemed                           (643,671)      (18,880,751)    (1,813,917)    (50,964,994)
                                 ------------------------------------------------------------
Net decrease                       (266,827)    $  (7,961,758)      (655,616)  $ (18,827,596)
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                                 67,153     $   2,018,122        187,209   $   5,389,710
Dividends and/or
distributions reinvested             36,253         1,066,200        122,955       3,467,323
Redeemed                           (151,847)       (4,538,813)      (383,112)    (11,060,179)
                                 ------------------------------------------------------------
Net decrease                        (48,441)    $  (1,454,491)       (72,948)  $  (2,203,146)
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                                 57,274     $   1,755,283        181,884   $   5,332,127
Dividends and/or
distributions reinvested             28,116           840,655        133,197       3,813,427
Redeemed                           (187,456)       (5,735,997)      (586,333)    (16,983,551)
                                 ------------------------------------------------------------
Net decrease                       (102,066)    $  (3,140,059)      (271,252)  $  (7,837,997)
                                 ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                          PURCHASES          SALES
              ----------------------------------------------------
              Investment securities    $296,139,013   $472,079,022


                  33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      ------------------------------------
                      Up to $1.0 billion             0.85%
                      Next $500 million              0.80
                      Next $500 million              0.75
                      Next $500 million              0.70
                      Next $500 million              0.65
                      Next $500 million              0.60
                      Next $500 million              0.55
                      Over $4.0 billion              0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $1,573,456 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                  34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class C and Class N shares were $7,925,796 and $632,852, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
April 30, 2007          $110,134          $3,696        $124,722          $2,482             $55

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2007, OFS waived $621 and $1,865 for Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2007, the Manager waived $187,453 for IMMF management fees.

      The Distributor paid the Fund $1,580 in connection with the resolution of a matter relating to certain agreements between the Distributor and certain financial intermediaries. The payment did not materially increase the Fund's total return for the period.

      During the six months ended April 30, 2007, the Manager voluntarily reimbursed the Fund $167,093 for certain transactions.


                  35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2007 was as follows:

                                         CALL OPTIONS               PUT OPTIONS
-----------------------------------------------------   ------------------------
                             NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                             CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
October 31, 2006                   265      $ 139,253          --    $       --
Options written                  1,430        488,191       7,050     1,003,325
Options closed or expired         (265)      (139,253)         --            --
                                 -----------------------------------------------
Options outstanding as of
April 30, 2007                   1,430      $ 488,191       7,050    $1,003,325
                                 ===============================================


                  36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                  37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS Continued

Information regarding such credit default swaps as of April 30, 2007 is as follows:

                                    BUY/SELL   NOTIONAL                                  PREMIUM
                REFERENCE             CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY    ENTITY            PROTECTION      (000)    FIXED RATE         DATES   (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                Custom basket
                of Asset-Backed
                Securities               Buy   $ 60,000          3.24%     11/25/39          $--   $ 8,194,135
                Custom basket
                of Asset-Backed
                Securities               Buy    125,000          3.15       7/25/45           --     9,544,129
                Custom basket
                of Asset-Backed
                Securities              Sell     10,000         19.50      11/25/39           --    (4,579,124)
                Custom basket
                of Asset-Backed
                Securities              Sell     20,500         19.25       7/25/45           --    (9,843,277)
                                                                                                   ------------
                                                                                                   $ 3,315,863
                                                                                                   ============

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                  38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

As of April 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP             NOTIONAL                   PAID BY              RECEIVED BY   TERMINATION
COUNTERPARTY       AMOUNT                  THE FUND                 THE FUND         DATES          VALUE
----------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                   If positive, the
                                    Total Return of
                                    a custom basket   If positive, the Total
                                  of securities and         Return of Groupe
                                          One-Month        Bruxelles Lambert
                                       EURIBOR plus          SA (equity) and
                                       spread based                One-Month
                  246,000 EUR       on the value of            EURIBOR minus       6/21/07   $ (2,949,769)
                   90,000 EUR      Groupe Bruxelles             spread based       6/22/07     (1,081,914)
                   60,000 EUR   Lambert SA (equity)       on a custom equity       6/27/07       (723,961)
                   20,000 EUR      If negative, the     basket. If negative,       6/28/07       (245,721)
                    6,000 EUR       Total Return on         the Total Return       6/28/07        (73,570)
                  513,000 EUR      Groupe Bruxelles            on the custom       6/28/07     (8,302,818)
                  400,000 EUR   Lambert SA (equity)    basket of securities.       6/29/07     (6,240,236)
                                                                                             -------------
                                                                                             $(19,617,989)
                                                                                             =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR      Euro

Abbreviation is as follows:

EURIBOR    Euro Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The


                  39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. SECURITIES LENDING Continued

Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment


                  42 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Emmanuel Ferreira and the Manager's Value investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load flexible portfolio funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible portfolio funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median. Based on this evaluation of the Fund's fees and expenses, the Board requested, and the Manager agreed to a 0.10% waiver of management fees when the Fund's trailing twelve-month performance is in the 5th quintile of its Lipper performance peer group, and a 0.05% waiver of management fees when the Fund's rolling twelve-month performance is in the 4th quintile of its Lipper performance peer group. This waiver is determined at the end of each calendar quarter using a trailing 12-month period to calculate the


                  43 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Fund's performance and quintile ranking. When the Fund's performance is in the 3rd quintile during the calendar year, the waiver does not apply for the remainder of the calendar year.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  44 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND



OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Insurance                                                                   6.5%
--------------------------------------------------------------------------------
Machinery                                                                   5.7
--------------------------------------------------------------------------------
Media                                                                       5.6
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    4.9
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.8
--------------------------------------------------------------------------------
Software                                                                    4.6
--------------------------------------------------------------------------------
Energy Traders                                                              4.0
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.9
--------------------------------------------------------------------------------
Specialty Retail                                                            3.8
--------------------------------------------------------------------------------
Capital Markets                                                             3.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       2.1%
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         2.0
--------------------------------------------------------------------------------
CMS Energy Corp.                                                            2.0
--------------------------------------------------------------------------------
Agilent Technologies, Inc.                                                  1.9
--------------------------------------------------------------------------------
Office Depot, Inc.                                                          1.9
--------------------------------------------------------------------------------
Navistar International Corp.                                                1.8
--------------------------------------------------------------------------------
DaVita, Inc.                                                                1.7
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                                             1.7
--------------------------------------------------------------------------------
Penn National Gaming, Inc.                                                  1.5
--------------------------------------------------------------------------------
E*TRADE Financial Corp.                                                     1.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                    18.9%
Consumer Discretionary        15.8
Industrials                   15.2
Information Technology        13.5
Utilities                      8.7
Health Care                    8.4
Consumer Staples               6.8
Materials                      6.2
Energy                         4.8
Telecommunication Services     1.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, however, the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                  14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (11/1/06)     (4/30/07)     APRIL 30, 2007
----------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,173.00    $  5.89
----------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,019.39       5.47
----------------------------------------------------------------------------
Class B Actual                     1,000.00      1,168.20      10.31
----------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,015.32       9.59
----------------------------------------------------------------------------
Class C Actual                     1,000.00      1,168.30       9.99
----------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,015.62       9.29
----------------------------------------------------------------------------
Class N Actual                     1,000.00      1,170.70       7.88
----------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,017.55       7.33
----------------------------------------------------------------------------
Class Y Actual                     1,000.00      1,175.20       3.62
----------------------------------------------------------------------------
Class Y Hypothetical               1,000.00      1,021.47       3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.09%
-----------------------------
Class B             1.91
-----------------------------
Class C             1.85
-----------------------------
Class N             1.46
-----------------------------
Class Y             0.67

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
Gaylord Entertainment Co., Cl. A 1                   450,000   $     24,660,000
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                1,050,000         35,700,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                       1,550,000         74,927,000
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                      800,000         26,632,000
                                                               -----------------
                                                                    161,919,000

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Harman International Industries, Inc.                300,000         36,567,000
--------------------------------------------------------------------------------
Jarden Corp. 1                                       850,000         35,819,000
                                                               -----------------
                                                                     72,386,000

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
FTD Group, Inc.                                      319,400          5,701,290
--------------------------------------------------------------------------------
ValueVision
Media, Inc., Cl. A 1,2                             2,500,000         28,275,000
                                                               -----------------
                                                                     33,976,290

--------------------------------------------------------------------------------
MEDIA--5.6%
Cablevision Systems Corp. New York
Group, Cl. A 1                                     2,000,000         65,560,000
--------------------------------------------------------------------------------
Cinemark Holdings, Inc. 1                          1,300,000         24,570,000
--------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. 1                  4,800,000         60,864,000
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                   1,750,000         62,807,500
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                   1,800,000         60,138,000
                                                               -----------------
                                                                    273,939,500

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
Advance Auto Parts, Inc.                           1,200,000         49,440,000
--------------------------------------------------------------------------------
Circuit City Stores, Inc.                          1,000,000         17,450,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Office Depot, Inc. 1                               2,750,000   $     92,455,000
--------------------------------------------------------------------------------
Urban
Outfitters, Inc. 1                                 1,000,000         25,760,000
                                                               -----------------
                                                                    185,105,000

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.9%
Costco Wholesale Corp.                             1,375,000         73,658,750
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                              400,000         21,896,000
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                             1,350,000         60,736,500
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                    1,750,000         80,325,000
                                                               -----------------
                                                                    236,616,250

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Chiquita Brands International, Inc.                1,800,000         26,694,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                           1,600,000         48,912,000
                                                               -----------------
                                                                     75,606,000

--------------------------------------------------------------------------------
ENERGY--4.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
Cal Dive
International, Inc. 1                              2,000,000         29,120,000
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                       575,000         48,788,750
--------------------------------------------------------------------------------
Superior Offshore International, Inc. 1               86,100          1,573,047
--------------------------------------------------------------------------------
Weatherford International Ltd. 1                     950,000         49,865,500
                                                               -----------------
                                                                    129,347,297

--------------------------------------------------------------------------------
OIL & GAS--1.9%
Kinder Morgan Management LLC 1                             1                 37
--------------------------------------------------------------------------------
Peabody Energy Corp.                               1,000,000         47,980,000
--------------------------------------------------------------------------------
Range Resources Corp.                              1,250,000         45,687,500
                                                               -----------------
                                                                     93,667,537


                  16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--17.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Affiliated Managers Group, Inc. 1                    450,000   $     52,933,500
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                          3,350,000         73,968,000
--------------------------------------------------------------------------------
Granahan McCourt Acquisition Corp. 1,2             1,350,000         11,245,500
--------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                  950,000         35,948,000
                                                               -----------------
                                                                    174,095,000

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
East West Bancorp, Inc.                            1,000,000         39,860,000
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                              775,000         37,215,500
--------------------------------------------------------------------------------
Zions Bancorp                                        750,000         61,350,000
                                                               -----------------
                                                                    138,425,500

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
iShares Russell Midcap Value Index Fund              400,000         63,140,000
--------------------------------------------------------------------------------
INSURANCE--6.5%
ACE Ltd.                                             400,000         23,784,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                              1,000,000        100,640,000
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A         1,500,000         38,235,000
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                    1,375,000         50,173,750
--------------------------------------------------------------------------------
National Financial Partners Corp.                  1,375,000         63,346,250
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                1,200,000         41,064,000
                                                               -----------------
                                                                    317,243,000

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.1%
American Financial Realty Trust                    4,500,000         47,700,000
--------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                          1,100,000         31,581,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Quadra Realty Trust, Inc. 1,2,3                    1,500,000   $     20,955,000
                                                               -----------------
                                                                    100,236,000

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Meruelo Maddux Properties, Inc. 1                  3,000,000         24,330,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
NewAlliance Bancshares, Inc.                       3,500,000         54,635,000
--------------------------------------------------------------------------------
HEALTH CARE--7.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Human Genome Sciences, Inc. 1                      2,250,000         24,232,500
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1,2                    1,600,000         34,416,000
                                                               -----------------
                                                                     58,648,500

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Community Health Systems, Inc. 1                     700,000         25,760,000
--------------------------------------------------------------------------------
DaVita, Inc. 1                                     1,500,000         81,915,000
--------------------------------------------------------------------------------
Health Net, Inc. 1                                   800,000         43,248,000
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                       500,000         39,010,000
--------------------------------------------------------------------------------
Omnicare, Inc.                                     1,400,000         46,438,000
                                                               -----------------
                                                                    236,371,000

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.9%
Applera Corp./Applied Biosystems Group             1,250,000         39,050,000
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                   1,000,000         52,060,000
                                                               -----------------
                                                                     91,110,000

--------------------------------------------------------------------------------
INDUSTRIALS--14.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Alliant Techsystems, Inc. 1                          650,000         60,534,500
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR            500,000         23,455,000
--------------------------------------------------------------------------------
Goodrich Corp.                                     1,125,000         63,945,000


                  17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Spirit Aerosystems Holdings, Inc., Cl. A 1         1,350,000   $     42,700,500
                                                               -----------------
                                                                    190,635,000

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Churchill Ventures Ltd. 1,2                        1,000,000          8,130,000
--------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                  350,000         22,274,000
                                                               -----------------
                                                                     30,404,000

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.7%
Foster Wheeler Ltd. 1                                800,000         55,064,000
--------------------------------------------------------------------------------
KBR, Inc. 1                                        1,200,000         24,792,000
                                                               -----------------
                                                                     79,856,000

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%
AMETEK, Inc.                                       1,500,000         54,420,000
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                        800,000         39,808,000
                                                               -----------------
                                                                     94,228,000

--------------------------------------------------------------------------------
MACHINERY--5.7%
Greenbrier Cos., Inc. 2                            1,600,000         36,704,000
--------------------------------------------------------------------------------
Joy Global, Inc.                                   1,075,000         54,427,250
--------------------------------------------------------------------------------
Navistar International Corp. 1                     1,550,000         86,071,500
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                1,775,000         99,293,500
                                                               -----------------
                                                                    276,496,250

--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Hunt (J.B.) Transport Services, Inc.               1,000,000         27,060,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.5%
Finisar Corp. 1                                    7,500,000         27,150,000
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                           2,000,000         44,720,000
                                                               -----------------
                                                                     71,870,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Brocade Communications Systems, Inc. 1             1,500,000   $     14,655,000
--------------------------------------------------------------------------------
Seagate Technology                                 1,000,000         22,150,000
                                                               -----------------
                                                                     36,805,000

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Agilent Technologies, Inc. 1                       2,700,000         92,799,000
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                              1,250,000         43,887,500
                                                               -----------------
                                                                    136,686,500

--------------------------------------------------------------------------------
IT SERVICES--0.9%
Electronic Data Systems Corp.                        825,000         24,123,000
--------------------------------------------------------------------------------
Information Services Group, Inc. 1,2               2,500,000         21,375,000
                                                               -----------------
                                                                     45,498,000

--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT--2.2%
ASML Holding NV 1                                  1,800,000         49,050,000
--------------------------------------------------------------------------------
Conexant Systems, Inc. 1                           8,000,000         12,400,000
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                   600,000         24,774,000
--------------------------------------------------------------------------------
LSI Corp. 1                                        2,500,000         21,250,000
                                                               -----------------
                                                                    107,474,000

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                 2,800,000         56,000,000
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                      1,300,000         47,775,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                     6,000,000         43,800,000
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                   1,500,000         41,490,000
--------------------------------------------------------------------------------
THQ, Inc. 1                                        1,000,000         33,370,000
                                                               -----------------
                                                                    222,435,000

--------------------------------------------------------------------------------
MATERIALS--5.9%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Chemtura Corp.                                     2,000,000         22,060,000
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 925,000         55,444,500
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                 2,000,000         59,000,000
                                                               -----------------
                                                                    136,504,500


                  18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.8%
Martin Marietta Materials, Inc.                      275,000   $     40,100,500
--------------------------------------------------------------------------------
Texas Industries, Inc.                               625,000         47,606,250
                                                               -----------------
                                                                     87,706,750

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Smurfit Kappa plc 1                                  900,000         24,563,654
--------------------------------------------------------------------------------
METALS & MINING--0.8%
Steel Dynamics, Inc.                                 425,000         18,831,750
--------------------------------------------------------------------------------
United States Steel Corp.                            175,000         17,769,500
                                                               -----------------
                                                                     36,601,250

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Level 3 Communications, Inc. 1                     4,000,000         22,240,000
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp. 1                 1,500,000         51,510,000
--------------------------------------------------------------------------------
Metropcs Communications, Inc. 1                      150,700          4,227,135
                                                               -----------------
                                                                     55,737,135

--------------------------------------------------------------------------------
UTILITIES--8.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison International, Inc.                           900,000         47,115,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY TRADERS--4.0%
AES Corp. (The) 1                                  2,200,000   $     48,378,000
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                              4,000,000         37,640,000
--------------------------------------------------------------------------------
Mirant Corp. 1                                     1,200,000         53,844,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   700,000         55,272,000
                                                               -----------------
                                                                    195,134,000

--------------------------------------------------------------------------------
GAS UTILITIES--1.2%
Southern Union Co.                                 2,000,000         60,920,000
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
CMS Energy Corp.                                   5,200,000         96,304,000
                                                               -----------------
Total Common Stocks
(Cost $3,803,892,750)                                             4,603,070,913

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.6%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.21% 2,4
(Cost $222,379,754)                              222,379,754        222,379,754
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $4,026,272,504)                                   99.2%     4,825,450,667
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.8         37,564,585
                                               ---------------------------------
NET ASSETS                                             100.0%  $  4,863,015,252
                                               =================================


                  19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES           GROSS           GROSS           SHARES
                                              OCTOBER 31, 2006       ADDITIONS      REDUCTIONS   APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------
Churchill Ventures Ltd.                                     --       1,000,000              --        1,000,000
Fidelity National Title Group, Inc., Cl. A a         2,250,000         475,000       1,225,000        1,500,000
Granahan McCourt Acquisition Corp.                   1,350,000              --              --        1,350,000
Greenbrier Cos., Inc.                                       --       1,600,000              --        1,600,000
Grubb & Ellis Co.                                    2,000,000              --       2,000,000               --
Information Services Group, Inc.                            --       2,500,000              --        2,500,000
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%                    165,612,944   1,125,415,882   1,068,649,072      222,379,754
Pantry, Inc. (The)                                          --       1,352,300           2,300        1,350,000
Quadra Realty Trust, Inc.                                   --       1,500,000              --        1,500,000
ValueVision Media, Inc., Cl. A                       2,500,000              --              --        2,500,000
Vanda Pharmaceuticals, Inc.                                 --       1,600,000              --        1,600,000

                                                                         VALUE        DIVIDEND         REALIZED
                                                                    SEE NOTE 1          INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
Churchill Ventures Ltd.                                          $   8,130,000     $        --      $        --
Fidelity National Title Group, Inc., Cl. A a                                --       1,109,980        4,404,863
Granahan McCourt Acquisition Corp.                                  11,245,500              --               --
Greenbrier Cos., Inc.                                               36,704,000         196,189               --
Grubb & Ellis Co.                                                           --              --        4,332,614
Information Services Group, Inc.                                    21,375,000              --               --
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.21%                                    222,379,754       4,421,511               --
Pantry, Inc. (The)                                                  60,736,500              --           (9,804)
Quadra Realty Trust, Inc.                                           20,955,000              --               --
ValueVision Media, Inc., Cl. A                                      28,275,000              --               --
Vanda Pharmaceuticals, Inc.                                         34,416,000              --               --
                                                                 -----------------------------------------------
                                                                 $ 444,216,754     $ 5,727,680      $ 8,727,673
                                                                 ===============================================

a. No longer an affiliate as of April 30, 2007. The value of the security has therefore been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,955,000 or 0.43% of the Fund's net assets as of April 30, 2007.

4. Rate shown is the 7-day yield as of April 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,567,678,864)                                             $ 4,381,233,913
Affiliated companies (cost $458,593,640)                                                     444,216,754
                                                                                         ----------------
                                                                                           4,825,450,667
---------------------------------------------------------------------------------------------------------
Cash                                                                                           3,240,575
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              72,141,683
Shares of beneficial interest sold                                                            32,086,592
Interest and dividends                                                                         1,387,450
Other                                                                                            151,977
                                                                                         ----------------
Total assets                                                                               4,934,458,944

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         62,411,762
Shares of beneficial interest redeemed                                                         6,672,823
Distribution and service plan fees                                                               938,255
Transfer and shareholder servicing agent fees                                                    778,421
Trustees' compensation                                                                           357,383
Shareholder communications                                                                       259,036
Other                                                                                             26,012
                                                                                         ----------------
Total liabilities                                                                             71,443,692

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,863,015,252
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $     1,219,280
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 3,837,041,851
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (9,269,390)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               234,845,348
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            799,178,163
                                                                                         ----------------
NET ASSETS                                                                               $ 4,863,015,252
                                                                                         ================


                  21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,312,528,447 and 80,661,546 shares of beneficial interest outstanding)                          $ 41.07
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 43.58
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $391,845,631 and 10,669,428 shares
of beneficial interest outstanding)                                                               $ 36.73
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $764,541,994 and 20,826,032 shares
of beneficial interest outstanding)                                                               $ 36.71
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $335,015,435 and 8,342,822 shares
of beneficial interest outstanding)                                                               $ 40.16
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$59,083,745 and 1,428,187 shares of beneficial interest outstanding)                              $ 41.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $49,426)                       $  11,502,540
Affiliated companies                                                                           5,727,680
---------------------------------------------------------------------------------------------------------
Interest                                                                                          89,868
                                                                                           --------------
Total investment income                                                                       17,320,088

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                               12,578,562
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        3,378,616
Class B                                                                                        1,758,403
Class C                                                                                        3,141,198
Class N                                                                                          683,884
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        2,695,159
Class B                                                                                          430,671
Class C                                                                                          629,339
Class N                                                                                          431,569
Class Y                                                                                            6,888
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          164,613
Class B                                                                                           55,503
Class C                                                                                           45,623
Class N                                                                                           10,506
Class Y                                                                                               15
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           135,906
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        8,309
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                          750
---------------------------------------------------------------------------------------------------------
Other                                                                                            242,665
                                                                                           --------------
Total expenses                                                                                26,398,179
Less reduction to custodian expenses                                                              (2,392)
Less waivers and reimbursements of expenses                                                      (84,008)
                                                                                           --------------
Net expenses                                                                                  26,311,779

---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                           (8,991,691)


                  23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                                    243,262,245
   Affiliated companies                                                                        8,727,673
Closing and expiration of option contracts written                                               241,092
Foreign currency transactions                                                                     49,013
                                                                                           --------------
Net realized gain                                                                            252,280,023
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                  398,506,930
Translation of assets and liabilities denominated in foreign currencies                          622,937
Option contracts written                                                                          70,006
                                                                                           --------------
Net change in unrealized appreciation                                                        399,199,873

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 642,488,205
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS             YEAR
                                                                                       ENDED            ENDED
                                                                              APRIL 30, 2007      OCTOBER 31,
                                                                                 (UNAUDITED)             2006
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment loss                                                           $   (8,991,691)  $   (2,708,503)
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                252,280,023      222,620,620
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            399,199,873      209,711,407
                                                                              --------------------------------
Net increase in net assets resulting from operations                             642,488,205      429,623,524

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                         (134,183,255)     (77,804,945)
Class B                                                                          (20,095,621)     (16,849,275)
Class C                                                                          (34,120,433)     (19,268,301)
Class N                                                                          (13,524,392)      (6,894,529)
Class Y                                                                           (2,073,838)        (927,666)
                                                                              --------------------------------
                                                                                (203,997,539)    (121,744,716)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          664,596,611      833,598,110
Class B                                                                           29,161,572       24,936,974
Class C                                                                          157,902,113      205,626,330
Class N                                                                           75,746,554      107,130,883
Class Y                                                                           18,243,257       33,195,013
                                                                              --------------------------------
                                                                                 945,650,107    1,204,487,310

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                 1,384,140,773    1,512,366,118
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            3,478,874,479    1,966,508,361
                                                                              --------------------------------

End of period (including accumulated net investment loss
of $9,269,390 and $277,699, respectively)                                     $4,863,015,252   $3,478,874,479
                                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                               APRIL 30, 2007                                                            OCT. 31,
CLASS A                                           (UNAUDITED)           2006           2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    36.95     $    33.08     $    30.08     $  26.11     $  19.18    $  19.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.05) 1         .05 1         (.04) 1      (.17) 1      (.04)       (.19)
Net realized and unrealized gain (loss)                  6.23           5.69           6.22         5.42         6.97        (.09)
                                                   --------------------------------------------------------------------------------
Total from investment operations                         6.18           5.74           6.18         5.25         6.93        (.28)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (2.06)         (1.87)         (3.18)       (1.28)          --        (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    41.07     $    36.95     $    33.08     $  30.08     $  26.11    $  19.18
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.30%         18.04%         21.87%       20.90%       36.13%      (1.45)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $3,312,528     $2,343,715     $1,298,204     $543,999     $330,215    $222,029
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,758,152     $1,884,099     $  893,501     $436,617     $245,319    $231,657
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            (0.24)%         0.13%         (0.11)%      (0.61)%      (0.12)%     (0.69)%
Total expenses                                           1.10% 4        1.14% 4        1.23%        1.35%        1.59%       1.68%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                          1.09%          1.14%          1.23%        1.35%        1.56%       1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56%           136%           121%         163%         163%        151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007            1.10%
      Year Ended October 31, 2006                1.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                               APRIL 30, 2007                                                            OCT. 31,
CLASS B                                           (UNAUDITED)           2006           2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    33.38     $    30.29     $    28.01     $  24.59     $  18.20    $  18.65
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.18) 1        (.22) 1        (.29) 1      (.37) 1      (.17)       (.18)
Net realized and unrealized gain (loss)                  5.59           5.18           5.75         5.07         6.56        (.20)
                                                   --------------------------------------------------------------------------------
Total from investment operations                         5.41           4.96           5.46         4.70         6.39        (.38)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (2.06)         (1.87)         (3.18)       (1.28)          --        (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    36.73     $    33.38     $    30.29     $  28.01     $  24.59    $  18.20
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      16.82%         17.08%         20.82%       19.91%       35.11%      (2.06)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  391,846     $  327,908     $  272,643     $198,971     $171,896    $129,885
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  355,338     $  307,618     $  243,754     $190,251     $137,734    $134,304
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (1.04)%        (0.71)%        (0.98)%      (1.43)%      (0.85)%     (1.34)%
Total expenses                                           1.92% 4        1.97% 4        2.09%        2.18%        2.42%       2.34%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                          1.91%          1.97%          2.09%        2.18%        2.29%       2.32%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56%           136%           121%         163%         163%        151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007            1.92%
      Year Ended October 31, 2006                1.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                               APRIL 30, 2007                                                            OCT. 31,
CLASS C                                           (UNAUDITED)           2006           2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    33.36     $    30.25     $    27.97     $  24.55     $  18.17    $  18.62
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.17) 1        (.20) 1        (.27) 1      (.37) 1      (.13)       (.10)
Net realized and unrealized gain (loss)                  5.58           5.18           5.73         5.07         6.51        (.28)
                                                   --------------------------------------------------------------------------------
Total from investment operations                         5.41           4.98           5.46         4.70         6.38        (.38)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (2.06)         (1.87)         (3.18)       (1.28)          --        (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    36.71     $    33.36     $    30.25     $  27.97     $  24.55    $  18.17
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      16.83%         17.17%         20.85%       19.95%       35.11%      (2.06)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  764,542     $  542,273     $  292,689     $122,329     $ 71,779    $ 46,360
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  635,241     $  429,214     $  199,650     $ 96,555     $ 53,649    $ 45,455
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.99)%        (0.64)%        (0.91)%      (1.42)%      (0.85)%     (1.33)%
Total expenses                                           1.85% 4        1.92% 4        2.03%        2.16%        2.40%       2.33%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                          1.85%          1.92%          2.03%        2.16%        2.30%       2.31%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56%           136%           121%         163%         163%        151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007            1.85%
      Year Ended October 31, 2006                1.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                               APRIL 30, 2007                                                            OCT. 31,
CLASS N                                           (UNAUDITED)           2006           2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    36.24     $    32.58     $    29.77     $  25.98     $  19.13    $  19.51
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.11) 1        (.08) 1        (.14) 1      (.26) 1      (.11)       (.27)
Net realized and unrealized gain (loss)                  6.09           5.61           6.13         5.33         6.96        (.04)
                                                   --------------------------------------------------------------------------------
Total from investment operations                         5.98           5.53           5.99         5.07         6.85        (.31)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (2.06)         (1.87)         (3.18)       (1.28)          --        (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    40.16     $    36.24     $    32.58     $  29.77     $  25.98    $  19.13
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.07%         17.65%         21.42%       20.29%       35.81%      (1.61)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  335,015     $  229,340     $  102,971     $ 36,322     $ 11,216    $  4,558
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  276,513     $  171,305     $   68,779     $ 21,951     $  6,722    $  2,882
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.60)%        (0.22)%        (0.44)%      (0.93)%      (0.36)%     (0.78)%
Total expenses                                           1.46% 4        1.50% 4        1.57%        1.70%        2.01%       1.82%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                          1.46%          1.50%          1.57%        1.66%        1.80%       1.80%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56%           136%           121%         163%         163%        151%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007            1.46%
      Year Ended October 31, 2006                1.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS                          YEAR
                                                                                       ENDED                         ENDED
                                                                              APRIL 30, 2007                      OCT. 31,
CLASS Y                                                                          (UNAUDITED)        2006            2005 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $  37.14    $  33.08        $    33.38
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                           .03         .26                -- 3
Net realized and unrealized gain (loss)                                                 6.26        5.67              (.30)
                                                                                    -----------------------------------------
Total from investment operations                                                        6.29        5.93              (.30)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                   (2.06)      (1.87)               --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  41.37    $  37.14        $    33.08
                                                                                    =========================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                     17.52%      18.64%            (0.90)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                            $ 59,084    $ 35,638        $        1
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                   $ 45,400    $ 12,164        $        1
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                            0.18%       0.76%            (0.32)%
Total expenses                                                                          0.67% 6     0.68% 6,7,8       0.90% 7
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   56%        136%              121%

1. For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended April 30, 2007            0.67%
      Year Ended October 31, 2006                0.68

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small- & Mid- Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                  31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                  32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

-------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $97,306 and payments of $8,591 were made to retired trustees, resulting in an accumulated liability of $358,821 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though


                  33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect


                  34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED APRIL 30, 2007          YEAR ENDED OCTOBER 31, 2006
                                    SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                            21,875,981    $   846,479,959        37,106,616    $ 1,282,205,333
Dividends and/or
distributions reinvested         3,138,179        116,865,797         2,094,799         68,918,902
Redeemed                        (7,776,939)      (298,749,145) 1    (15,026,011)      (517,526,125) 2
                              -----------------------------------------------------------------------
Net increase                    17,237,221    $   664,596,611        24,175,404    $   833,598,110
                              =======================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,669,415    $    58,072,599         3,195,736    $   100,252,356
Dividends and/or
distributions reinvested           536,355         17,919,602           505,807         15,143,846
Redeemed                        (1,359,795)       (46,830,629) 1     (2,880,075)       (90,459,228) 2
                              -----------------------------------------------------------------------
Net increase                       845,975    $    29,161,572           821,468    $    24,936,974
                              =======================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                             5,528,086    $   191,663,359         8,543,881    $   267,752,421
Dividends and/or
distributions reinvested           704,284         23,516,051           473,830         14,172,254
Redeemed                        (1,662,599)       (57,277,297) 1     (2,436,172)       (76,298,345) 2
                              -----------------------------------------------------------------------
Net increase                     4,569,771    $   157,902,113         6,581,539    $   205,626,330
                              =======================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                             2,818,435    $   106,180,469         4,522,723    $   153,395,550
Dividends and/or
distributions reinvested           305,817         11,153,148           184,925          5,986,033
Redeemed                        (1,110,009)       (41,587,063) 1     (1,539,472)       (52,250,700) 2
                              -----------------------------------------------------------------------
Net increase                     2,014,243    $    75,746,554         3,168,176    $   107,130,883
                              =======================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                               523,095    $    20,487,748         1,347,807    $    46,153,192
Dividends and/or
distributions reinvested            55,375          2,073,777            28,178            927,610
Redeemed                          (109,966)        (4,318,268) 1       (416,332)       (13,885,789) 2
                              -----------------------------------------------------------------------
Net increase                       468,504    $    18,243,257           959,653    $    33,195,013
                              =======================================================================

1. Net of redemption fees of $37,234, $4,797, $8,576, $3,733 and $613 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $25,973, $4,241, $5,917, $2,361 and $168 for Class
A, Class B, Class C, Class N and Class Y, respectively.


                  35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                           PURCHASES             SALES
        --------------------------------------------------------------
        Investment securities        $ 2,850,463,939   $ 2,193,199,577

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE
------------------------------------------
Up to $400 million                   0.80%
Next $400 million                    0.75
Next $1.2 billion                    0.60
Over $2.0 billion                    0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $4,108,891 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to


                  36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $2,718,277, $7,064,676 and $1,975,805, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
April 30, 2007   $   1,019,292   $      20,149   $     238,906   $      46,736   $      22,594

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2007, the Manager waived $84,008 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                  37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of April 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Written option activity for the six months ended April 30, 2007 was as follows:

                                                         PUT OPTIONS
                                             -----------------------
                                             NUMBER OF     AMOUNT OF
                                             CONTRACTS      PREMIUMS
--------------------------------------------------------------------
Options outstanding as of October 31, 2006      10,000   $   179,994
Options written                                  5,000        61,098
Options closed or expired                      (15,000)     (241,092)
                                             -----------------------
Options outstanding as of April 30, 2007            --   $        --
                                             =======================

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  40 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  41 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Chris Leavy, John Damian and the Manager's Value investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mid-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, and five-year performance were better than its peer group median and its ten-year performance was equal to its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mid-cap value funds, mid-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.


                  42 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  43 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND



OPPENHEIMER QUEST BALANCED FUND


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   7.6%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               6.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.4
--------------------------------------------------------------------------------
Capital Markets                                                             5.3
--------------------------------------------------------------------------------
Insurance                                                                   4.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                     3.6
--------------------------------------------------------------------------------
Household Durables                                                          3.5
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.1
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         2.8
--------------------------------------------------------------------------------
Machinery                                                                   2.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
ConocoPhillips                                                              6.0%
--------------------------------------------------------------------------------
Roche Holding Ltd., Sponsored ADR                                           4.7
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                4.1
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                            3.8
--------------------------------------------------------------------------------
EMC Corp.                                                                   3.6
--------------------------------------------------------------------------------
Centex Corp.                                                                3.5
--------------------------------------------------------------------------------
Boeing Co.                                                                  3.1
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         2.8
--------------------------------------------------------------------------------
Eaton Corp.                                                                 2.8
--------------------------------------------------------------------------------
Countrywide Financial Corp.                                                 2.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                       9 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                        72.8%
Bonds and Notes               25.6
Cash Equivalents               1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                      10 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. However, there is a voluntary waiver of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                      11 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (11/1/06)     (4/30/07)     APRIL 30, 2007
--------------------------------------------------------------------------------
Class A Actual                      $ 1,000.00    $ 1,089.80    $ 5.92
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00      1,019.14      5.72
--------------------------------------------------------------------------------
Class B Actual                        1,000.00      1,085.60      9.92
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00      1,015.32      9.59
--------------------------------------------------------------------------------
Class C Actual                        1,000.00      1,085.80      9.66
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00      1,015.57      9.34
--------------------------------------------------------------------------------
Class N Actual                        1,000.00      1,088.10      7.53
--------------------------------------------------------------------------------
Class N Hypothetical                  1,000.00      1,017.60      7.28
--------------------------------------------------------------------------------
Class Y Actual                        1,000.00      1,091.50      4.26
--------------------------------------------------------------------------------
Class Y Hypothetical                  1,000.00      1,020.73      4.12

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.14%
-----------------------------
Class B             1.91
-----------------------------
Class C             1.86
-----------------------------
Class N             1.45
-----------------------------
Class Y             0.82

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      14 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                 VALUE
                                                                               SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--72.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.5%
Royal Caribbean Cruises Ltd.                                                6,300,000   $  261,891,000
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                           2,400,000      148,464,000
                                                                                        ---------------
                                                                                           410,355,000

-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.5%
Centex Corp.                                                                5,000,000      223,850,000
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Family Dollar Stores, Inc.                                                    455,000       14,487,200
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
PETsMART, Inc.                                                              3,000,000       99,570,000
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                         2,000,000      104,380,000
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.4%
Wal-Mart Stores, Inc.                                                       2,000,000       95,840,000
-------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                1,300,000       57,070,000
                                                                                        ---------------
                                                                                           152,910,000

-------------------------------------------------------------------------------------------------------
ENERGY--8.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
GlobalSantaFe Corp.                                                           750,000       47,947,500
-------------------------------------------------------------------------------------------------------
OIL & GAS--7.6%
Chevron Corp.                                                               1,300,000      101,127,000
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                              5,500,000      381,425,000
                                                                                        ---------------
                                                                                           482,552,000

-------------------------------------------------------------------------------------------------------
FINANCIALS--16.9%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Bank of New York Co., Inc. (The)                                            6,000,000      242,880,000
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                   1,000,000       90,230,000
                                                                                        ---------------
                                                                                           333,110,000

-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.6%
American Express Co.                                                        2,700,000      163,809,000
-------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
AMBAC Financial Group, Inc.                                                 1,600,000      146,880,000
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                               1,600,000      161,920,000
                                                                                        ---------------
                                                                                           308,800,000


                      15 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                 VALUE
                                                                               SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Annaly Mortgage Management, Inc.                                            6,000,000   $   95,460,000
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                                                 4,500,000      166,860,000
-------------------------------------------------------------------------------------------------------
HEALTH CARE--11.5%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.5%
Amgen, Inc. 1                                                               2,500,000      160,350,000
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Aetna, Inc.                                                                 2,800,000      131,264,000
-------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Nektar Therapeutics 1                                                       2,500,000       30,925,000
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Roche Holding Ltd., Sponsored ADR                                           3,187,000      299,578,000
-------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                            2,000,000      107,360,000
                                                                                        ---------------
                                                                                           406,938,000

-------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.4%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Boeing Co.                                                                  2,100,000      195,300,000
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
ChoicePoint, Inc. 1                                                         2,430,000       92,267,100
-------------------------------------------------------------------------------------------------------
MACHINERY--2.8%
Eaton Corp.                                                                 2,000,000      178,420,000
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.1%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Corning, Inc. 1                                                             2,000,000       47,440,000
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                    2,000,000       44,720,000
                                                                                        ---------------
                                                                                            92,160,000

-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.6%
EMC Corp. 1                                                                15,000,000      227,700,000
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                           10,000,000      105,400,000
-------------------------------------------------------------------------------------------------------
SOFTWARE--1.4%
Microsoft Corp.                                                             3,000,000       89,820,000
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
Sprint Nextel Corp.                                                         9,000,000      180,270,000
-------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
Dominion Resources, Inc.                                                    1,000,000       91,200,000
                                                                                        ---------------
Total Common Stocks (Cost $4,145,781,000)                                                4,586,104,800


                      16 | OPPENHEIMER QUEST BALANCED FUND

                                                                            PRINCIPAL            VALUE
                                                                               AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.8%
-------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank Nts., 4.75%, 5/7/10                              $19,660,000   $   19,646,946
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.50%, 3/31/09                                         29,485,000       29,427,416
                                                                                        ---------------
Total U.S. Government Obligations (Cost $48,958,199)                                        49,074,362

-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--24.7%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.4%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08    34,360,000       34,201,429
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.20% Sr. Unsec. Unsub. Nts., 6/15/07               14,250,000       14,253,662
                                                                                        ---------------
                                                                                            48,455,091

-------------------------------------------------------------------------------------------------------
MEDIA--1.6%
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                  19,560,000       19,560,000
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                       10,465,000       12,388,184
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs., 9/1/08           19,640,000       20,124,283
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.70% Nts., 7/15/11                                 48,645,000       49,888,853
                                                                                        ---------------
                                                                                           101,961,320

-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                     42,080,000       41,757,793
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                              39,130,000       39,046,184
                                                                                        ---------------
                                                                                            80,803,977

-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
General Mills, Inc., 6% Unsec. Nts., 2/15/12                               44,190,000       45,751,100
-------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                           43,500,000       42,372,567
                                                                                        ---------------
                                                                                            88,123,667

-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Co. (The):
3.50% Nts., 12/15/08                                                       43,230,000       42,201,212
6.875% Unsec. Unsub. Nts., 9/15/09                                          9,820,000       10,238,244
                                                                                        ---------------
                                                                                            52,439,456

-------------------------------------------------------------------------------------------------------
ENERGY--1.8%
-------------------------------------------------------------------------------------------------------
OIL & GAS--1.8%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                             43,790,000       43,520,035
-------------------------------------------------------------------------------------------------------
Duke Capital Corp., 7.50% Bonds, 10/1/09                                   30,455,000       32,033,330
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                             40,515,000       40,511,475
                                                                                        ---------------
                                                                                           116,064,840


                      17 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL            VALUE
                                                                               AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
FINANCIALS--10.4%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10               $39,120,000   $   39,459,757
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 7.80% Nts., 8/15/07                         39,130,000       39,391,036
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12             33,880,000       34,585,314
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                   43,990,000       43,299,049
                                                                                        ---------------
                                                                                           156,735,156

-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Household Finance Corp., 7% Sr. Unsec. Unsub. Nts., 5/15/12                20,000,000       21,508,880
-------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.125% Unsec. Nts., 11/16/09                           19,640,000       19,195,606
-------------------------------------------------------------------------------------------------------
U.S. Bancorp:
4.50% Sr. Nts., Series P, 7/29/10                                          15,610,000       15,371,417
5.30% Nts., 4/28/09                                                        14,800,000       14,911,696
-------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10                                        39,280,000       38,588,515
-------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                           30,080,000       29,746,082
                                                                                        ---------------
                                                                                           139,322,196

-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.8%
American Express Credit Corp.:
3% Nts., 5/16/08                                                           19,460,000       19,016,273
5% Nts., Series B, 12/2/10                                                 34,230,000       34,265,668
-------------------------------------------------------------------------------------------------------
GMAC LLC, 6.125% Nts., 1/22/08                                             25,435,000       25,402,469
-------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                   39,250,000       37,463,615
                                                                                        ---------------
                                                                                           116,148,025

-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp., 4.375% Sr. Unsec. Nts., 12/1/10                     53,980,000       52,932,788
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.75% Sr. Nts., 12/15/10                                  24,575,000       24,060,719
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
4.625% Nts., 8/3/10                                                        19,640,000       19,443,718
6% Nts., 2/21/12                                                           15,000,000       15,579,885
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                  46,725,000       46,718,225
                                                                                        ---------------
                                                                                           158,735,335

-------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                    43,940,000       42,885,132
-------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec.
Unsub. Nts., 6/1/07                                                        41,960,000       41,967,847
                                                                                        ---------------
                                                                                            84,852,979


                      18 | OPPENHEIMER QUEST BALANCED FUND

                                                                            PRINCIPAL            VALUE
                                                                               AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.4%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                 $42,325,000   $   45,027,917
-------------------------------------------------------------------------------------------------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10                     47,240,000       46,682,993
-------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                          43,810,000       43,953,565
                                                                                        ---------------
                                                                                           135,664,475

-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                     8,740,000        8,891,123
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                            24,450,000       24,363,838
6% Nts., 6/15/12                                                           19,700,000       20,485,951
                                                                                        ---------------
                                                                                            44,849,789

-------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 7% Sr. Nts., 3/15/12                             24,550,000       26,494,753
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.4%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc., 5.25% Nts., 2/22/11                                   42,690,000       43,031,605
-------------------------------------------------------------------------------------------------------
Motorola, Inc., 4.608% Nts., 11/16/07                                      43,850,000       43,652,587
                                                                                        ---------------
                                                                                            86,684,192

-------------------------------------------------------------------------------------------------------
MATERIALS--0.7%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                        48,875,000       47,719,888
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                29,370,000       29,370,000
-------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                      24,450,000       26,130,717
7.375% Sr. Nts., 9/1/12                                                    15,000,000       16,498,980
                                                                                        ---------------
                                                                                            71,999,697
                                                                                        ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,562,094,757)                    1,565,945,959


                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            PRINCIPAL            VALUE
                                                                               AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.6%

Federal Home Loan Bank, 5.06%, 5/1/07 (Cost $99,500,000)                  $99,500,000   $   99,500,000

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,856,333,956)                                99.5%   6,300,625,121
-------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                   0.5       32,898,678
                                                                          -----------------------------
NET ASSETS                                                                      100.0%  $6,333,523,799
                                                                          =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,856,333,956)--see accompanying statement of investments    $ 6,300,625,121
----------------------------------------------------------------------------------------------------------
Cash                                                                                            1,535,627
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              177,614,660
Interest and dividends                                                                         25,156,858
Other                                                                                           1,659,501
                                                                                          ----------------
Total assets                                                                                6,506,591,767

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         137,507,253
Shares of beneficial interest redeemed                                                         31,849,146
Distribution and service plan fees                                                              1,222,287
Transfer and shareholder servicing agent fees                                                   1,043,744
Trustees' compensation                                                                            912,613
Shareholder communications                                                                        452,335
Other                                                                                              80,590
                                                                                          ----------------
Total liabilities                                                                             173,067,968

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 6,333,523,799
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $     3,250,516
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  5,337,658,386
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               6,681,303
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  541,642,429
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    444,291,165
                                                                                          ----------------
NET ASSETS                                                                                $ 6,333,523,799
                                                                                          ================


                      21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,079,836,367
and 156,667,564 shares of beneficial interest outstanding)                                   $ 19.66
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                              $ 20.86
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,730,899,123 and
89,812,884 shares of beneficial interest outstanding)                                        $ 19.27
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,002,754,448 and
51,988,381 shares of beneficial interest outstanding)                                        $ 19.29
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $196,445,904 and
10,120,140 shares of beneficial interest outstanding)                                        $ 19.41
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of$323,587,957 and 16,462,608 shares of beneficial interest outstanding)                     $ 19.66

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Interest                                                              $  40,388,578
------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $660,039)                 33,749,538
------------------------------------------------------------------------------------
Portfolio lending fees                                                      114,045
                                                                      --------------
Total investment income                                                  74,252,161

------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------
Management fees                                                          22,303,335
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   3,747,855
Class B                                                                   8,884,567
Class C                                                                   4,998,746
Class N                                                                     502,302
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   2,952,158
Class B                                                                   1,854,627
Class C                                                                     821,639
Class N                                                                     263,469
Class Y                                                                     224,606
------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     218,431
Class B                                                                     195,996
Class C                                                                      74,496
Class N                                                                       7,886
Class Y                                                                         181
------------------------------------------------------------------------------------
Trustees' compensation                                                      135,400
------------------------------------------------------------------------------------
Custodian fees and expenses                                                  31,983
------------------------------------------------------------------------------------
Administration service fees                                                     750
------------------------------------------------------------------------------------
Other                                                                       162,467
                                                                      --------------
Total expenses                                                           47,380,894
Less reduction to custodian expenses                                        (14,734)
Less waivers and reimbursements of expenses                              (1,041,373)
                                                                      --------------
Net expenses                                                             46,324,787

------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    27,927,374

------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------
Net realized gain on investments                                        564,263,014
------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    (54,804,209)

------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 537,386,179
                                                                      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS              YEAR
                                                                          ENDED             ENDED
                                                                 APRIL 30, 2007       OCTOBER 31,
                                                                    (UNAUDITED)              2006
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                           $    27,927,374   $    53,923,761
--------------------------------------------------------------------------------------------------
Net realized gain                                                   564,263,014       251,310,872
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (54,804,209)      371,082,120
                                                                ----------------------------------
Net increase in net assets resulting from operations                537,386,179       676,316,753

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (20,160,257)      (40,353,835)
Class B                                                              (5,080,037)       (9,442,976)
Class C                                                              (3,134,270)       (6,062,238)
Class N                                                              (1,043,671)       (2,103,130)
Class Y                                                              (2,488,803)       (4,313,806)
                                                                ----------------------------------
                                                                    (31,907,038)      (62,275,985)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (108,508,245)     (112,335,599)
Class B                                                             (66,080,277)      (74,130,785)
Class C                                                             (36,755,030)      (40,907,900)
Class N                                                              (7,512,570)       (7,470,626)
Class Y                                                              (9,946,135)       (9,186,316)
                                                                ----------------------------------
                                                                   (228,802,257)     (244,031,226)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            (113,944,255)     (393,883,632)
Class B                                                            (191,490,361)     (467,003,506)
Class C                                                             (63,340,046)     (227,815,940)
Class N                                                             (19,225,397)      (21,452,884)
Class Y                                                              32,731,881        (9,256,183)
                                                                ----------------------------------
                                                                   (355,268,178)   (1,119,412,145)

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total decrease                                                      (78,591,294)     (749,402,603)
--------------------------------------------------------------------------------------------------
Beginning of period                                               6,412,115,093     7,161,517,696
                                                                ----------------------------------

End of period (including accumulated net investment income
of $6,681,303 and $10,660,967, respectively)                    $ 6,333,523,799   $ 6,412,115,093
                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS A                                       (UNAUDITED)           2006           2005           2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    18.82     $    17.79     $    17.19     $    15.69    $    12.02    $    16.09
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .11 1          .21 1          .11 1          .07           .16           .17
Net realized and unrealized gain (loss)              1.54           1.66            .49           1.46          3.64         (3.53)
                                               -------------------------------------------------------------------------------------
Total from investment operations                     1.65           1.87            .60           1.53          3.80         (3.36)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.13)          (.23)            --           (.03)         (.13)         (.27)
Distributions from net realized gain                 (.68)          (.61)            --             --            --          (.44)
                                               -------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (.81)          (.84)            --           (.03)         (.13)         (.71)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    19.66     $    18.82     $    17.79     $    17.19    $    15.69    $    12.02
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   8.98%         10.77%          3.49%          9.79%        31.87%       (21.88)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $3,079,836     $3,058,131     $3,277,261     $3,054,761    $2,287,707    $1,667,143
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $3,052,541     $3,215,973     $3,285,181     $2,759,594    $1,902,499    $1,960,568
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.21%          1.13%          0.61%          0.38%         1.60%         1.20%
Total expenses                                       1.17%          1.17%          1.17%          1.21%         1.38%         1.51%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.14%          1.17%          1.17%          1.21%         1.38%         1.51%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                53%            63%            89%           106%           92%          108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS B                                       (UNAUDITED)           2006          2005            2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    18.46     $    17.46    $    17.01      $    15.61    $    11.98    $    16.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .04 1          .06 1        (.03) 1         (.07)          .06           .07
Net realized and unrealized gain (loss)              1.50           1.63           .48            1.47          3.63         (3.52)
                                               -------------------------------------------------------------------------------------
Total from investment operations                     1.54           1.69           .45            1.40          3.69         (3.45)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.05)          (.08)           --              --          (.06)         (.13)
Distributions from net realized gain                 (.68)          (.61)           --              --            --          (.44)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.73)          (.69)           --              --          (.06)         (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    19.27     $    18.46    $    17.46      $    17.01    $    15.61    $    11.98
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   8.56%          9.90%         2.65%           8.97%        30.89%       (22.38)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $1,730,899     $1,847,651    $2,205,679      $2,549,069    $2,306,366    $1,759,167
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $1,791,895     $2,014,712    $2,470,464      $2,495,872    $1,985,215    $2,068,300
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.44%          0.35%        (0.17)%         (0.40)%        0.84%         0.56%
Total expenses                                       1.95%          1.95%         1.96%           2.00%         2.15%         2.15%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.91%          1.95%         1.96%           2.00%         2.15%         2.15%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                53%            63%           89%            106%           92%          108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER QUEST BALANCED FUND

                                               SIX MONTHS                                                                     YEAR
                                                    ENDED                                                                    ENDED
                                           APRIL 30, 2007                                                                 OCT. 31,
CLASS C                                       (UNAUDITED)           2006          2005            2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    18.48     $    17.48    $    17.02      $    15.60      $  11.97      $  16.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .05 1          .07 1        (.02) 1         (.06)          .07           .07
Net realized and unrealized gain (loss)              1.50           1.64           .48            1.48          3.62         (3.52)
                                               -------------------------------------------------------------------------------------
Total from investment operations                     1.55           1.71           .46            1.42          3.69         (3.45)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.06)          (.10)           --              --          (.06)         (.14)
Distributions from net realized gain                 (.68)          (.61)           --              --            --          (.44)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.74)          (.71)           --              --          (.06)         (.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    19.29     $    18.48    $    17.48      $    17.02      $  15.60      $  11.97
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   8.58%          9.97%         2.70%           9.10%        30.99%       (22.40)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $1,002,755     $1,022,881    $1,191,400      $1,207,729      $982,288      $763,338
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $1,008,433     $1,122,088    $1,248,447      $1,129,522      $835,198      $903,426
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                         0.49%          0.41%        (0.11)%         (0.34)%        0.92%         0.58%
Total expenses                                       1.89%          1.89%         1.89%           1.94%         2.08%         2.13%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.86%          1.89%         1.89%           1.94%         2.08%         2.13%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                53%            63%           89%            106%           92%          108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                            YEAR
                                                           ENDED                                                           ENDED
                                                  APRIL 30, 2007                                                        OCT. 31,
CLASS N                                              (UNAUDITED)         2006         2005         2004         2003        2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  18.59     $  17.58     $  17.05     $  15.58     $  11.94     $ 16.05
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .08 1        .15 1        .05 1        .03          .11         .20
Net realized and unrealized gain (loss)                     1.52         1.64          .48         1.45         3.63       (3.56)
                                                        --------------------------------------------------------------------------
Total from investment operations                            1.60         1.79          .53         1.48         3.74       (3.36)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.10)        (.17)          --         (.01)        (.10)       (.31)
Distributions from net realized gain                        (.68)        (.61)          --           --           --        (.44)
                                                        --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.78)        (.78)          --         (.01)        (.10)       (.75)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  19.41     $  18.59     $  17.58     $  17.05     $  15.58     $ 11.94
                                                        ==========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          8.81%       10.45%        3.11%        9.47%       31.50%     (21.99)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $196,446     $207,130     $216,843     $207,450     $142,866     $85,744
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $202,871     $215,652     $219,040     $180,201     $112,416     $70,477
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       0.89%        0.83%        0.30%        0.04%        1.23%       1.07%
Total expenses                                              1.48%        1.48%        1.49%        1.55%        1.74%       1.67%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.45%        1.48%        1.49%        1.55%        1.70%       1.67%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       53%          63%          89%         106%          92%        108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER QUEST BALANCED FUND

                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                  APRIL 30, 2007                                                         OCT. 31,
CLASS Y                                              (UNAUDITED)         2006         2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  18.82     $  17.79     $  17.14     $  15.62     $  11.96     $  16.05
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .14 1        .26 1        .17 1        .12          .20          .25
Net realized and unrealized gain (loss)                     1.54         1.66          .48         1.46         3.64        (3.52)
                                                        ---------------------------------------------------------------------------
Total from investment operations                            1.68         1.92          .65         1.58         3.84        (3.27)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.16)        (.28)          --         (.06)        (.18)        (.38)
Distributions from net realized gain                        (.68)        (.61)          --           --           --         (.44)
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.84)        (.89)          --         (.06)        (.18)        (.82)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  19.66     $  18.82     $  17.79     $  17.14     $  15.62     $  11.96
                                                        ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.15%       11.11%        3.79%       10.17%       32.40%      (21.48)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $323,588     $276,322     $270,335     $238,775     $182,409     $118,068
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $321,413     $276,812     $253,220     $216,973     $145,793     $137,322
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.53%        1.43%        0.93%        0.70%        1.89%        1.75%
Total expenses                                              0.86%        0.87%        0.85%        0.90%        1.05%        0.96%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       0.82%        0.87%        0.85%        0.90%        1.05%        0.96%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       53%          63%          89%         106%          92%         108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                      30 | OPPENHEIMER QUEST BALANCED FUND
will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      31 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $55,548 and payments of $32,752 were made to retired trustees, resulting in an accumulated liability of $892,638 as of April 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                      32 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      33 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED APRIL 30, 2007    YEAR ENDED OCTOBER 31, 2006
                                     SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                             14,684,772    $ 277,793,029    31,500,972  $   570,267,687
Dividends and/or
distributions reinvested          6,253,995      117,055,941     7,682,670      137,709,558
Redeemed                        (26,769,615)    (508,793,225)  (60,923,880)  (1,101,860,877)
                                ------------------------------------------------------------
Net decrease                     (5,830,848)   $(113,944,255)  (21,740,238) $  (393,883,632)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                              3,589,300    $  66,677,458     8,581,552  $   152,390,833
Dividends and/or
distributions reinvested          3,197,802       58,770,072     3,911,374       68,946,474
Redeemed                        (17,047,235)    (316,937,891)  (38,752,535)    (688,340,813)
                                ------------------------------------------------------------
Net decrease                    (10,260,133)   $(191,490,361)  (26,259,609) $  (467,003,506)
                                ===========================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                              2,420,388    $  45,037,500     6,246,846  $   111,066,770
Dividends and/or
distributions reinvested          1,793,722       32,983,164     2,171,851       38,302,739
Redeemed                         (7,582,588)    (141,360,710)  (21,234,631)    (377,185,449)
                                ------------------------------------------------------------
Net decrease                     (3,368,478)   $ (63,340,046)  (12,815,934) $  (227,815,940)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                              1,175,912    $  22,028,172     3,181,896  $    56,868,554
Dividends and/or
distributions reinvested            438,114        8,099,925       516,842        9,162,505
Redeemed                         (2,634,575)     (49,353,494)   (4,889,445)     (87,483,943)
                                ------------------------------------------------------------
Net decrease                     (1,020,549)   $ (19,225,397)   (1,190,707) $   (21,452,884)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                              4,075,808    $  76,416,306     3,658,168  $    66,104,385
Dividends and/or
distributions reinvested            528,776        9,886,464       628,190       11,251,180
Redeemed                         (2,826,363)     (53,570,889)   (4,798,899)     (86,611,748)
                                ------------------------------------------------------------
Net increase (decrease)           1,778,221    $  32,731,881      (512,541) $    (9,256,183)
                                ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                           PURCHASES              SALES
         --------------------------------------------------------------
         Investment securities        $3,320,950,062     $3,954,971,853


                      34 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE
-----------------------------------------
Up to $1.0 billion                  0.80%
Next $2.0 billion                   0.76
Next $1.0 billion                   0.71
Next $1.0 billion                   0.66
Next $1.0 billion                   0.60
Next $1.0 billion                   0.55
Next $2.0 billion                   0.50
Over $9.0 billion                   0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount. For the six months ended April 30, 2007, the Manager paid $6,515,253 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $6,254,003 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $37,302,780, $25,821,079 and $5,142,309, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A         CLASS B         CLASS C         CLASS N
                              CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------
April 30, 2007               $588,856         $14,699      $1,395,209         $20,349          $3,481


                      36 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2007, the Manager has voluntarily agreed to reduce its advisory fee rate for any quarter during the calendar year ending December 31, 2007, by .10% of the Fund's average daily net assets if the Funds trailing one-year total return performance, measured at the end of the prior calendar quarter, is in the fifth quintile of the Fund's Lipper peer group. If the Fund's total return performance at the end of a subsequent calendar quarter improves to the fourth quintile of the Fund's Lipper peer group, the advisory fee reduction will be .05% if the Fund's average daily net assets for the remainder of the calendar year. If the Fund's total return performance in a subsequent calendar quarter improves to the third higher quintile of the Fund's Lipper peer group, the advisory fee reduction will be terminated for the remainder of the calendar year. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time. During the six months ended April 30, 2007, OFS waived $499,523, $289,897, $164,361,
$32,709 and $54,883 for Class A, Class B, Class C, Class N and Class Y shares, respectively.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2007, the Fund had no securities on loan.


                      37 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      38 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      39 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Oppenheimer Capital LLC (the "Sub-Advisor") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Advisor's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Advisor, including an analysis of the cost of providing services by the Manager and its affiliates, (v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Advisor from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Advisor.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund by the Manager, the Sub-Advisor and their affiliates and information regarding the personnel that provide such services. The Manager's and Sub-Advisor's duties include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Advisor also provide the Fund with office space, facilities and equipment. The Sub-Advisor provides the Fund with the services of the portfolio manager and the Sub-Advisor's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments, and securities trading services.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Advisor's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among


                      40 | OPPENHEIMER QUEST BALANCED FUND
the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Advisor's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Advisor's personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided by the Sub-Advisor, the Board considered the experience of Colin Glinsman and the Sub-Advisor's large-cap investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements as a result of the Manager's and Sub-Advisor's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's ten-year performance was better than its peer group median. However its one-year, three-year and five-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other mixed-asset target allocation growth funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median. Based on this evaluation of the Fund's fees and expenses, the Board requested, and the Manager agreed to a 0.10% waiver of management fees when the Fund's trailing twelve-month performance is in the 5th quintile of its Lipper performance peer group, and a 0.05% waiver of management fees when the Fund's rolling twelve-month performance is in the 4th quintile of its Lipper performance peer group. This waiver is determined at the end of each calendar quarter using a trailing 12-month period to calculate the Fund's performance and quintile rank-


                      41 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

ing. When the Fund's performance is in the 3rd quintile during the calendar year, the waiver does not apply for the remainder of the calendar year. The Board noted that the Manager, not the Fund, pays the Sub-Advisor's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER AND SUB-ADVISOR. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Advisor, the costs associated with the other personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager and the Sub-Advisor, the Board considered information regarding the direct and indirect benefits the Manager and the Sub-Advisor receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager and Sub-Advisor in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager and the Sub-Advisor within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager and the Sub-Advisor are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and Sub-Advisor and their affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                      42 | OPPENHEIMER QUEST BALANCED FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.

    The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of

04/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/12/2007